STATEMENT OF CHANGES IN SHAREHOLDERS'/MEMBERS' EQUITY - USD ($)	Common Shares	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2014				$ 16,104,075
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Member contributions				7,214,754
Member distributions				(1,396,215)
Net income				2,306,903
Balance at Dec. 31, 2015				24,229,517
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Member contributions				5,084,730
Member distributions				(3,879,259)
Net income				3,050,627
Balance at Dec. 31, 2016	$ 2,220	$ (2,220)		28,485,615
Balance (in shares) at Dec. 31, 2016	2,220,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Member contributions				653,646
Member distributions				(2,460,125)
Conversion of members' equity into common stock	$ 6,283	26,958,953		(26,965,236)
Conversion of members' equity into common stock (in shares)	6,283,237
Initial public offering	$ 2,600	11,023,400
Initial public offering (in shares)	2,600,000
Net income | Predecessor's Members' Equity				286,100
Net income			610,678	896,778
Balance at Mar. 31, 2017	$ 11,103	$ 37,980,133	$ 610,678
Balance (in shares) at Mar. 31, 2017	11,103,237